Inventory (Tables)	6 Months Ended
Jun. 30, 2020
Inventory
Schedule of inventory

	June 30,	December 31,
	2020	2019

Raw materials	$463,743	$515,658
Finished products	1,433,722	79,269
Work in process	663	700
Total Inventory	$1,898,128	$595,627